COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 11:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Royalty commitments to the Office of the Chief Scientist of the Israeli Ministry of Industry and Trade ("OCS"):

Under the research and development agreements between the Company and the OCS and the Israeli Subsidiary and the OCS and pursuant to applicable laws, the Company and its Israeli Subsidiary are required to pay royalties at the rate of 3.5% of revenues derived from sales of products developed with funds provided by the OCS and ancillary services, up to an amount equal to 100% of the OCS research and development grants received, linked to the U.S. dollars plus interest on the unpaid amount received based on the 12-month LIBOR rate applicable to U.S. dollar deposits. The obligation to pay these royalties is contingent on actual sales of the products and in the absence of such sales no payment is required. During 2013 the Israeli Subsidiary received $32 from the OCS.

Royalties paid to the OCS amounted to $ 68, $ 178 and $ 123 for the years ended December 31, 2011, 2012 and 2013, respectively. As of December 31, 2013, the Company and the Israeli Subsidiary had remaining contingent obligations to pay royalties in the amount of approximately $ 1,753.

b.	Royalty commitments to a third party:

During 2002, the Company entered into a development agreement for planning, developing and manufacturing a security system with a third party. Under the agreement, the Company agreed to pay the third party royalty fees based on a defined formula. Under this agreement, the Company also committed to purchase a certain volume of products at a minimum amount of approximately $ 300 over 2.5 years after achievement of certain milestones. As of December 31, 2013, royalty commitments under the agreement amounted to $ 55.

c.	Lease commitments:

The Company rents certain of its facilities and some of its motor vehicles under various operating lease agreements, which expire on various dates, the latest of which is in 2029.

Future minimum lease payments under non-cancelable operating lease agreements are as follows:

2014	$817
2015	430
2016	314
2017	251
2018	250
2019 and there after	1,406

$3,468

Total rent expenses for the years ended December 31, 2011, 2012 and 2013 were approximately $ 1,019, $ 904 and $ 1,077, respectively.

d.	Guarantees:

As of December 31, 2013, the Company obtained bank performance guarantees and advance payment guarantees and bid bond guarantees from several banks, mainly in Israel, in the aggregate amount of $ 4,759.

e.	Restricted deposit:

In connection with a project in Africa, the Company was required to maintain restricted deposits in order to guarantee the Company's performance under that project in the amount of $ 4,280. The deposits for the project bear an average interest at rate of 1.5% and were released to the Company in two parts, during 2012 and 2013, after meeting the remaining predetermined milestones.

In addition, in connection with the short-term bank credit the Company required to maintain restricted deposits in the amount of $ 5,762. As of December 31, 2013, the deposits bear an average interest at rate of 0.95%.

f.	Legal proceedings:

Following a cancelation of a project agreement by a customer in 2006 the Company has conducted various arbitration proceedings with the client. Eventually, in March 2010, the Court of Arbitration determined that the customer is liable for certain expenses incurred by the Company in connection with the negotiation and execution of the agreement due to the customer's wrongful behavior during the negotiations. In addition, the Court of Arbitration determined that the customer is liable for damages caused to the Company due to the customer's unjust enrichment resulting from its failure to pay for certain deliveries made by the Company. Accordingly, on October 25, 2011 the Company collected an arbitration award of approximately $2.5 million and recorded income of $2.3 million from the arbitration, net of legal expenses. On November 21, 2011 the customer filed a claim seeking the cancellation of the arbitration award by disputing the merits of the case. On January 31, 2014 the court has dismissed the claim. The customer has advised the Company that he will not appeal the dismissal and the judgment is therefore final.

In addition, the Company is subject to legal proceedings arising in the normal course of business. Based on the advice of legal counsel, management believes that these proceedings will not have a material adverse effect on the Company's financial position or results of operations.

g.	Charges:

As collateral for all of the Company liabilities to banks:

In January 2010, the Company approved a new credit arrangement and created in favor of its bank's a first degree fixed charge over its unissued share capital and its goodwill and a first degree floating charge over its factory, business, and all of its assets and rights.